Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 214,601	$ 32,479
Restricted cash	0	1,004
Accounts receivable and unbilled services, net (including amounts with related parties)	10,699	11,200
Prepaid expenses and other current assets	7,403	1,365
Total current assets	232,703	46,048
Property and equipment, net	1,393	535
Operating lease right-of-use assets	2,086	2,210
Capitalized software, net	24,290	8,054
Other assets	326	184
Total assets	260,798	57,031
Current liabilities:
Accounts payable	12,819	4,402
Accrued expenses and other liabilities	17,073	8,763
Deferred revenue	5,130	5,136
Total current liabilities	35,022	18,301
Long-term liabilities:
Long-term deferred revenue	2,478	428
Operating lease liabilities	1,322	1,128
Other long-term liabilities	1,477	223
Long-term earn-out liability	98,900	0
Total liabilities	139,199	20,080
Commitments and contingencies (Note 15)
Redeemable convertible preferred stock:
Redeemable convertible preferred stock, $0.0001 par value; 100,000,000 and 75,685,626 shares authorized, 0 and 75,495,266 issued and outstanding at December 31, 2021 and 2020, respectively	0	143,086
Stockholders' equity (deficit):
Common stock, $0.0001 par value; 400,000,000 and 114,290,527 shares authorized, 114,991,026 and 5,019,582 issued and outstanding at December 31, 2021 and 2020, respectively	11	1
Additional paid-in capital	323,666	1,611
Accumulated deficit	(202,078)	(107,747)
Total stockholders' equity (deficit)	121,599	(106,135)
Total liabilities, redeemable convertible preferred stock and stockholders' equity (deficit)	$ 260,798	$ 57,031